STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
NET SALES				$ 2,500
COST AND EXPENSE
Research and development	$ 603,263	$ 645,206	$ 2,825,099	2,849,620
General and administrative	456,048	420,246	2,020,582	1,546,064
TOTAL COST AND EXPENSE	1,059,311	1,065,452	4,845,681	4,395,684
LOSS FROM OPERATIONS	(1,059,311)	(1,065,452)	(4,845,681)	(4,393,184)
OTHER INCOME (EXPENSE)
Interest income	66	$ 61	$ 249	249
Commitment fee	(237,965)			(16,862)
NET LOSS	$ (1,297,210)	$ (1,065,391)	$ (4,845,432)	$ (4,409,797)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.08)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	65,483,907	58,393,367	60,326,470	55,637,906